Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” (“CAP”) to the Company’s named executive officers (“NEOs”), the Company is required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this Pay Versus Performance Table (“PVPT”) differ from those required in the SCT. The dollar amounts reported in each column (c) below represent the amount of CAP to each principal executive officer (“PEO”), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable year. The dollar amounts reported in column (e) below represent the amount of average CAP to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year.

Fiscal Year	SCT Total for First PEO ($)	SCT Total for Second PEO ($)	CAP to First PEO ($) (1) (3)	CAP to Second PEO ($) (1) (3)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($) (2) (3)	Value of $100 Investment From 12/31/19 Based On:		Net Income ($) (in millions)	Company -Selected Measure Adjusted ROIC (After- Tax) (%) (5)
							TSR ($)	Peer Group TSR ($) (4)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	—	10,562,384	—	9,346,471	4,492,735	3,829,717	66	63	465	3.0

2023	—	9,307,298	—	8,542,469	5,971,172	5,374,278	55	63	465	5.7

2022	5,069,203	5,333,960	4,168,811	4,758,729	2,747,309	2,695,718	63	48	539	7.6

2021	5,819,756	—	6,016,459	—	3,143,196	3,170,562	80	74	977	(7.3)

2020	9,235,103	—	(2,617,790)	—	4,011,450	(430,772)	87	76	(3,074)	(23.2)

(1)	Reconciliation of Equity Component of CAP—PEOs.

	2024	2023	2022	2021	2020

FIRST PEO (Gary C. Kelly) – SCT TOTALS	$—	$—	$5,069,203	$5,819,756	$9,235,103
(Deduct):
Fair value of equity awards granted during the year from the SCT	—	—	(3,624,972)	(3,945,578)	(7,125,017)
Add (subtract) Equity Award Adjustments:	—	—
Fair value at year end of equity awards granted during the year	—	—	2,701,479	3,631,118	2,918,765
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	(180,578)	(227,060)	(7,980,600)
Change in fair value of equity awards granted in prior years that vested during the year	—	—	203,679	738,223	333,959
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	—	—	2,724,580	4,142,281	(4,727,876)
CAP TOTALS			4,168,811	6,016,459	(2,617,790)

	2024	2023	2022	2021	2020

SECOND PEO (Robert E. Jordan) – SCT TOTALS	$10,562,384	$9,307,298	$5,333,960	—	—
(Deduct):
Fair value of equity awards granted during the year from the SCT	(7,012,553)	(4,105,004)	(3,626,960)	—	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	7,887,655	3,327,323	2,702,960	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(2,482,295)	10,013	273,506	—	—
Change in fair value of equity awards granted in prior years that vested during the year	391,280	2,840	75,263	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	5,796,640	3,340,175	3,051,729	—	—
CAP TOTALS	9,346,471	8,542,469	4,758,729	—	—

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the PEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

(2)	Reconciliation of Equity Component of CAP — average for non-PEO NEOs.

	2024	2023	2022	2021	2020

NON-PEO NEOS AVERAGE SCT TOTALS	$4,492,735	$5,971,172	$2,747,309	$3,143,196	$4,011,450
(Deduct):
Fair value of equity awards granted during the year from the SCT	(2,720,867)	(2,463,209)	(1,638,860)	(1,982,723)	(2,794,266)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	3,060,406	1,996,561	1,221,346	1,824,701	1,144,672
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(1,264,701)	(133,072)	291,943	(82,099)	(2,920,636)
Change in fair value of equity awards granted in prior years that vested during the year	262,144	2,826	73,980	267,487	128,008
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	2,057,849	1,866,315	1,587,269	2,010,089	(1,647,956)

AVERAGE CAP TOTALS	3,829,717	5,374,278	2,695,718	3,170,562	(430,772)

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the non-PEO
NEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year. The NEOs included in this table are Tammy Romo for years 2020 through 2024; Michael G. Van de Ven for years 2020 through 2022; Thomas M. Nealon and Robert E. Jordan for years 2020 and 2021; Andrew M. Watterson for years 2021 through 2024; Mark R. Shaw for years 2022 through 2024; Gary C. Kelly for 2023 and 2024; and Ryan C. Green and Linda B. Rutherford for 2024.

(3)
See “Compensation Discussion and Analysis – Determination of 2024 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation – Equity Awards – Performance-Based RSUs” for discussion of the vesting provisions and requirements associated with the Company’s performance-based RSUs. The performance-based RSUs granted in 2019 and 2020 that were scheduled to vest in February 2022 and February 2023, respectively, lost all value and paid out at zero percent due to the Company’s performance results during the
COVID-19
pandemic. The valuation of the performance-based RSU portion of the Equity Awards for purposes of computing CAP required the following valuation assumptions:

Performance- based RSU Grant Year	Percent Vesting Assumption at December 31, 2019 (%)	Percent Vesting Assumption at December 31, 2020 (%)	Percent Vesting Assumption at December 31, 2021 (%)	Percent Vesting Assumption at December 31, 2022 (%)	Percent Vesting Assumption at December 31, 2023 (%)	Percent Vesting Assumption at December 31, 2024 (%)

2024	—	—	—	—	—	100

2023	—	—	—	—	100	0

2022	—	—	—	100	150	50

2021	—	—	100	300	276.3	—

2020	—	0	0	0	—	—

2019	200	0	0	—	—	—

2018	200	151.3	—	—	—	—

2017	196.3	—	—	—	—	—

(4)	The Company is using the NYSE ARCA Airline Index for calculating its peer group Total Shareholder Return (“TSR”) to be consistent with its 2024 Annual Report on Form 10-K.

(5)
The Company-Selected Measure, ROIC
(after-tax)
less Excess Cash, is calculated in the manner set forth in “Compensation Discussion and Analysis – Determination of 2024 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation – Equity Awards – Performance- Based RSUs.”

Company Selected Measure Name	ROIC (after-tax) less Excess Cash
Named Executive Officers, Footnote	The NEOs included in this table are Tammy Romo for years 2020 through 2024; Michael G. Van de Ven for years 2020 through 2022; Thomas M. Nealon and Robert E. Jordan for years 2020 and 2021; Andrew M. Watterson for years 2021 through 2024; Mark R. Shaw for years 2022 through 2024; Gary C. Kelly for 2023 and 2024; and Ryan C. Green and Linda B. Rutherford for 2024.
Peer Group Issuers, Footnote	The Company is using the NYSE ARCA Airline Index for calculating its peer group Total Shareholder Return (“TSR”) to be consistent with its 2024 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote
(1)	Reconciliation of Equity Component of CAP—PEOs.

	2024	2023	2022	2021	2020

FIRST PEO (Gary C. Kelly) – SCT TOTALS	$—	$—	$5,069,203	$5,819,756	$9,235,103
(Deduct):
Fair value of equity awards granted during the year from the SCT	—	—	(3,624,972)	(3,945,578)	(7,125,017)
Add (subtract) Equity Award Adjustments:	—	—
Fair value at year end of equity awards granted during the year	—	—	2,701,479	3,631,118	2,918,765
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	(180,578)	(227,060)	(7,980,600)
Change in fair value of equity awards granted in prior years that vested during the year	—	—	203,679	738,223	333,959
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	—	—	2,724,580	4,142,281	(4,727,876)
CAP TOTALS			4,168,811	6,016,459	(2,617,790)

	2024	2023	2022	2021	2020

SECOND PEO (Robert E. Jordan) – SCT TOTALS	$10,562,384	$9,307,298	$5,333,960	—	—
(Deduct):
Fair value of equity awards granted during the year from the SCT	(7,012,553)	(4,105,004)	(3,626,960)	—	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	7,887,655	3,327,323	2,702,960	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(2,482,295)	10,013	273,506	—	—
Change in fair value of equity awards granted in prior years that vested during the year	391,280	2,840	75,263	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	5,796,640	3,340,175	3,051,729	—	—
CAP TOTALS	9,346,471	8,542,469	4,758,729	—	—

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the PEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 4,492,735	$ 5,971,172	$ 2,747,309	$ 3,143,196	$ 4,011,450
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,829,717	5,374,278	2,695,718	3,170,562	(430,772)
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Reconciliation of Equity Component of CAP — average for non-PEO NEOs.

	2024	2023	2022	2021	2020

NON-PEO NEOS AVERAGE SCT TOTALS	$4,492,735	$5,971,172	$2,747,309	$3,143,196	$4,011,450
(Deduct):
Fair value of equity awards granted during the year from the SCT	(2,720,867)	(2,463,209)	(1,638,860)	(1,982,723)	(2,794,266)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	3,060,406	1,996,561	1,221,346	1,824,701	1,144,672
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(1,264,701)	(133,072)	291,943	(82,099)	(2,920,636)
Change in fair value of equity awards granted in prior years that vested during the year	262,144	2,826	73,980	267,487	128,008
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	2,057,849	1,866,315	1,587,269	2,010,089	(1,647,956)

AVERAGE CAP TOTALS	3,829,717	5,374,278	2,695,718	3,170,562	(430,772)

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the non-PEO
NEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year. The NEOs included in this table are Tammy Romo for years 2020 through 2024; Michael G. Van de Ven for years 2020 through 2022; Thomas M. Nealon and Robert E. Jordan for years 2020 and 2021; Andrew M. Watterson for years 2021 through 2024; Mark R. Shaw for years 2022 through 2024; Gary C. Kelly for 2023 and 2024; and Ryan C. Green and Linda B. Rutherford for 2024.

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship between CAP and cumulative TSR.
TSR is not a financial performance metric used by the Company to determine executive compensation for any of its named executive officers. However, as discussed in “Compensation Discussion and Analysis” in the Executive Summary section, the Company has granted RSUs and performance-based RSUs, the ultimate value of which will be tied to the Company’s stock price at the time of the respective vestings.

The
COVID-19
pandemic had a severely negative impact on the airline industry from 2020 to early 2022. The table below shows a comparison of annual TSRs, including cumulative TSRs, between the Company and its peer group. CAP for the Company’s NEOs generally correlated with the directional movement of TSR from 2020 through 2022. For 2023 and 2024, CAP for the named executive officers was impacted by the vesting of long-term performance-based cash incentive opportunities granted in 2021 and 2022, restricted cash performance opportunities granted in 2022, and long-term restricted cash opportunities granted in 2022 and 2023. In 2024, the Company did not grant any long-term performance-based cash incentive opportunities, restricted cash performance opportunities, or long-term restricted cash opportunities. From 2023 to 2024, the Company had a 20 percent increase in TSR, while the CAP of its Non-PEO NEOs dropped significantly due to lower payouts on vesting cash awards and lowered percent vesting assumptions for equity performance awards granted in prior years, causing additional misalignment between TSR and the CAP of Non-PEO NEOs. The moderate increase in the Company’s PEO’s CAP from 2023 to 2024 correlates with the Company’s 20% increase in TSR, which significantly outpaced the performance of the Company’s Peer Group TSR.

Year	Company TSR (%)	Peer Group TSR (%)

2024	20.00	0.00

2023	(12.70)	31.25

2022	(21.25)	(35.14)

2021	(8.05)	(2.63)

2020	(13.00)	(24.00)

Cumulative	(34.00)	(37.00)

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP net income.
GAAP net income is not a financial performance metric directly used by the Company to determine executive compensation for any of its named executive officers. However, as discussed in “Compensation Discussion and Analysis – Determination of 2024 Executive Compensation; Analysis of Compensation Elements – Short-Term Incentive Compensation,” for 2024, GAAP net income was a component of the EBITDA calculation for determining 50 percent of the Scorecard results, in addition to being used for determining 50 percent of the 2023 Scorecard results and 45 percent of the 2022 Scorecard results. As further discussed in “Compensation Discussion and Analysis – Determination of 2024 Executive Compensation; Analysis of Compensation Elements – Short-Term Incentive Compensation,” during 2024, the Company’s EBITDA result was below the threshold for 2024 Scorecard payout, but the peer group qualifier element of the 2024 Scorecard enabled a financial performance payout at 50 percent of target.
Further, as discussed in “Compensation Discussion and Analysis – Determination of 2024 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation – Equity Awards – Performance-Based RSUs,” for 2023 and 2024, Operating income (a portion of GAAP net income) is a component of the ROIC
(after-tax)
less Excess Cash calculation used to determine the percent of performance-based RSUs granted in 2023 and 2024 that will vest in 2026 and 2027, in addition to being used to determine the percent of performance-based RSUs granted in 2022 that vested in 2025. As further discussed in “Compensation Discussion and Analysis – Summary of 2024 Executive Compensation and Components of Pay; 2024 Long-Term Incentive Compensation,” the Company’s relative ROIC among its peer group for the performance period of 2022-2024 enabled the performance-based RSUs granted in 2022 to vest at 50 percent of target value in 2025.
For 2021, GAAP net income was a component of the average daily core cash burn calculation for determining 30 percent of the 2021 Scorecard results. Also, for 2021, GAAP net income was a component of the EBITDA calculation used to determine the percent of performance-based RSUs granted in 2021 that vested in 2024.
Operating income (a portion of GAAP income) has also been a component of (i) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2020 that were scheduled to vest in 2023, (ii) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2019 that were scheduled to vest in 2022, (iii) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2018 that vested in 2021, and (iv) the ROIC calculation used to determine the percent of performance-based RSUs granted in 2017 that vested in 2020. As can be observed in the PVPT, CAP for the Company’s NEOs generally correlated with the directional movement of GAAP net income from 2020 through 2022. For 2023 and 2024, CAP for the named executive officers was impacted by the vesting of long-term performance- based cash incentive opportunities granted in 2021 and 2022, restricted cash performance opportunities granted in 2022, and long-term restricted cash opportunities granted in 2022 and 2023, in each case causing misalignment between GAAP net income and CAP. In 2024, the Company did not grant any long-term performance-based cash incentive opportunities, restricted cash performance opportunities, or long-term restricted cash opportunities. In 2024, the Company’s GAAP net income remained flat from 2023, while CAP of its Non-PEO NEOs dropped significantly due to lower payouts on vesting cash awards and lowered percent vesting assumptions for equity performance awards granted in prior years, causing additional misalignment between GAAP net income and CAP. While the Company’s PEO’s CAP experienced a moderate increase, the Company believes this aligns with the steady consistency of its Net Income in 2024.

Compensation Actually Paid vs. Company Selected Measure
Relationship
between CAP and the Company Selected Measure (ROIC
(after-tax)
less Excess Cash)
. As discussed in “Compensation Discussion and Analysis”, a significant portion of the Company’s compensation for its named executive officers is in the form of performance-based RSUs. During 2021 through 2023, the Company also granted performance-based cash incentive opportunities. As further discussed in “Compensation Discussion and Analysis”, with respect to performance-based RSUs granted in 2023 and 2024, and performance-based cash incentive opportunities granted in 2023, the number of performance-based RSUs vesting and settleable in shares of common stock, as well as the payout of performance-based cash, at the 2026 and 2027 vesting dates is based entirely on the Company’s achievement of ROIC (after-tax) less Excess Cash targets, and can range from zero to 200 percent of the applicable performance-based RSU stock award and/or performance-based cash incentive opportunity. In addition, with respect to performance-based awards granted in 2022, the number of performance-based RSUs vesting and settleable in shares of common stock, as well as the payout of performance-based cash, at the 2025 vesting date was based entirely on the Company’s achievement of ROIC
(after-tax)
less Excess Cash targets, and could have ranged from zero to 300 percent of the applicable performance-based RSU stock award and/or performance-based cash incentive opportunity. For 2024, the Company achieved ROIC
(after-tax)
less Excess Cash of 3.0 percent, and the average ROIC
(after-tax)
less Excess Cash for the 2022-2024 performance period fell below the targets for payout under the awards granted in 2022; however, as further discussed in “Compensation Discussion and Analysis – Summary of 2024 Executive Compensation and Components of Pay; 2024 Long-Term Incentive Compensation,” the Company’s relative ROIC among its peer group for the performance period of 2022-2024 enabled the performance-based RSUs granted in 2022 to vest at 50 percent of target value in 2025. The Company’s ROIC
(after-tax)
less Excess Cash result of 3.0 percent for 2024 also caused the vesting assumption for awards granted in 2023 to be reduced from 100 percent to zero percent, which resulted in a decreased CAP for the Company’s non-PEO NEOs. Therefore, the decrease of the Company’s ROIC and the CAP of its Non-PEO NEOs were directionally aligned for 2024.
With the exception of 2021 when equity grants were made during the
COVID-19
pandemic, the Company has historically granted performance-based RSUs using a form of ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. For 2021, during the pandemic, the Company chose adjusted EBITDA as the primary long-term performance metric for performance-based RSUs and performance-based cash opportunities to further align the Company’s incentive compensation with the Company’s change in primary focus to liquidity, reflecting what the Company believed would be most important to Shareholders at the time. During 2020, the Company’s equity grants took place before the start of the COVID pandemic, and the Company used after-tax
ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. Those shares were scheduled to vest in February 2023, but lost all value and paid out at zero percent due to the Company’s performance results during the
COVID-19
pandemic. For 2019 and 2018, the Company used
after-tax
ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. Those shares vested in February 2022 and February 2021, respectively, and paid out at zero percent and 151.3 percent, respectively. For 2017, the Company used pre-tax
ROIC as the sole performance metric for determining the number of performance-based RSUs vesting and settleable in shares of common stock at the applicable vesting date. Those shares vested in February 2020, and paid out at 196.3 percent. Prior to 2020 and the
COVID-19
pandemic, the Company has also previously used ROIC for purposes of short-term incentive compensation. This change in the performance metric during the
COVID-19
pandemic results in a minor misalignment between ROIC
(after-tax)
less Excess Cash and CAP as can be observed in the PVPT, although for most NEOs compensation decreased annually during the three year period from 2020 through 2022 while ROIC
(after-tax)
less Excess Cash increased. For 2023 and 2024, CAP for the named executive officers began to be impacted by the vesting of long-term performance-based cash incentive opportunities granted in 2021 and 2022, restricted cash performance opportunities granted in 2022, and long-term restricted cash opportunities granted in 2022 and 2023, in each case causing misalignment between ROIC
(after-tax)
less Excess Cash and CAP. In 2024, the Company did not grant any long-term performance-based cash incentive opportunities, restricted cash performance opportunities, or long-term restricted cash opportunities. The Company’s ROIC
(after-tax)
less Excess Cash dropped from 5.7 percent in 2023 to 3.0 percent in 2024, which was generally in alignment with the drop in CAP for the Company’s Non-PEO NEOs and moderate increase to the CAP of its PEO, which reinforces the alignment of pay to performance.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship between CAP and cumulative TSR.
TSR is not a financial performance metric used by the Company to determine executive compensation for any of its named executive officers. However, as discussed in “Compensation Discussion and Analysis” in the Executive Summary section, the Company has granted RSUs and performance-based RSUs, the ultimate value of which will be tied to the Company’s stock price at the time of the respective vestings.

The
COVID-19
pandemic had a severely negative impact on the airline industry from 2020 to early 2022. The table below shows a comparison of annual TSRs, including cumulative TSRs, between the Company and its peer group. CAP for the Company’s NEOs generally correlated with the directional movement of TSR from 2020 through 2022. For 2023 and 2024, CAP for the named executive officers was impacted by the vesting of long-term performance-based cash incentive opportunities granted in 2021 and 2022, restricted cash performance opportunities granted in 2022, and long-term restricted cash opportunities granted in 2022 and 2023. In 2024, the Company did not grant any long-term performance-based cash incentive opportunities, restricted cash performance opportunities, or long-term restricted cash opportunities. From 2023 to 2024, the Company had a 20 percent increase in TSR, while the CAP of its Non-PEO NEOs dropped significantly due to lower payouts on vesting cash awards and lowered percent vesting assumptions for equity performance awards granted in prior years, causing additional misalignment between TSR and the CAP of Non-PEO NEOs. The moderate increase in the Company’s PEO’s CAP from 2023 to 2024 correlates with the Company’s 20% increase in TSR, which significantly outpaced the performance of the Company’s Peer Group TSR.

Year	Company TSR (%)	Peer Group TSR (%)

2024	20.00	0.00

2023	(12.70)	31.25

2022	(21.25)	(35.14)

2021	(8.05)	(2.63)

2020	(13.00)	(24.00)

Cumulative	(34.00)	(37.00)

Tabular List, Table
Tabular List of Performance Measures Linking Pay for all Named Executive Officers to Company Performance
Financial

•	ROIC (after-tax) less Excess Cash – See “Compensation Discussion and Analysis” for further information;

•	EBITDA - See “Compensation Discussion and Analysis” for further information; and

•	Company Stock Price.
Non-Financial

•	Wall Street Journal ranking of U.S. airlines using seven equally weighted objective industry operational performance metrics - See “Compensation Discussion and Analysis” for further information;

•	Company progress towards major initiatives (subjective determination by the Compensation Committee) - See “Compensation Discussion and Analysis” for further information; and

•	Company progress towards ESG initiatives (objective and subjective determinations by the Compensation Committee) - See “Compensation Discussion and Analysis” for further information.

Total Shareholder Return Amount	$ 66	55	63	80	87
Peer Group Total Shareholder Return Amount	63	63	48	74	76
Net Income (Loss)	$ 465,000,000	$ 465,000,000	$ 539,000,000	$ 977,000,000	$ (3,074,000,000)
Company Selected Measure Amount	0.03	0.057	0.076	(0.073)	(0.232)
Change in Total Shareholder Return	20.00%	(12.70%)	(21.25%)	(8.05%)	(13.00%)
Change in Peer Group	0.00%	31.25%	(35.14%)	(2.63%)	(24.00%)
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC (after-tax) less Excess Cash
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Company Stock Price
Measure:: 4
Pay vs Performance Disclosure
Non-GAAP Measure Description
Non-Financial

•	Wall Street Journal ranking of U.S. airlines using seven equally weighted objective industry operational performance metrics - See “Compensation Discussion and Analysis” for further information;

•	Company progress towards major initiatives (subjective determination by the Compensation Committee) - See “Compensation Discussion and Analysis” for further information; and

•	Company progress towards ESG initiatives (objective and subjective determinations by the Compensation Committee) - See “Compensation Discussion and Analysis” for further information.

Cumulative [Member]
Pay vs Performance Disclosure
Change in Total Shareholder Return	(34.00%)
Change in Peer Group	(37.00%)
Gary C. Kelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 5,069,203	$ 5,819,756	$ 9,235,103
PEO Actually Paid Compensation Amount	0	0	$ 4,168,811	$ 6,016,459	$ (2,617,790)
PEO Name			Gary C. Kelly	Gary C. Kelly	Gary C. Kelly
Robert E. Jordan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,562,384	9,307,298	$ 5,333,960	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 9,346,471	$ 8,542,469	$ 4,758,729	0	0
PEO Name	Robert E. Jordan	Robert E. Jordan	Robert E. Jordan
PEO | Gary C. Kelly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (3,624,972)	(3,945,578)	(7,125,017)
PEO | Gary C. Kelly [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,724,580	4,142,281	(4,727,876)
PEO | Gary C. Kelly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,701,479	3,631,118	2,918,765
PEO | Gary C. Kelly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(180,578)	(227,060)	(7,980,600)
PEO | Gary C. Kelly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	203,679	738,223	333,959
PEO | Gary C. Kelly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Gary C. Kelly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Robert E. Jordan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,012,553)	(4,105,004)	(3,626,960)	0	0
PEO | Robert E. Jordan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,796,640	3,340,175	3,051,729	0	0
PEO | Robert E. Jordan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,887,655	3,327,323	2,702,960	0	0
PEO | Robert E. Jordan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,482,295)	10,013	273,506	0	0
PEO | Robert E. Jordan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,280	2,840	75,263	0	0
PEO | Robert E. Jordan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Robert E. Jordan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,720,867)	(2,463,209)	(1,638,860)	(1,982,723)	(2,794,266)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,057,849	1,866,315	1,587,269	2,010,089	(1,647,956)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,060,406	1,996,561	1,221,346	1,824,701	1,144,672
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,264,701)	(133,072)	291,943	(82,099)	(2,920,636)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,144	2,826	73,980	267,487	128,008
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0